Property Plant and Equipment - Summary of Changes in Property Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	$ 17,510	$ 16,003
Amount at end of year	17,712	17,510	$ 16,003
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	70,064	65,820	63,346
Increases	6,191	4,459	2,666
Translation effect	(1,455)	(682)	(232)
Adjustment for inflation	863	889	535
Decreases, reclassifications and other movements	(495)	(422)	(495)
Amount at end of year	75,168	70,064	65,820
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	51,803	49,043	46,021
Increases	3,252	2,724	3,041
Translation effect	(764)	(351)	(118)
Adjustment for inflation	453	460	271
Decreases, reclassifications and other movements	(108)	(73)	(172)
Amount at end of year	54,636	51,803	49,043
Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	18,261	16,777	17,325
Amount at end of year	20,532	18,261	16,777
Land and buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	1,395	1,343	1,282
Increases	1	1	7
Translation effect	(178)	(86)	(28)
Adjustment for inflation	106	111	68
Decreases, reclassifications and other movements	16	26	14
Amount at end of year	1,340	1,395	1,343
Land and buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	700	656	616
Increases	28	29	26
Translation effect	(96)	(44)	(15)
Adjustment for inflation	57	59	35
Decreases, reclassifications and other movements	(1)		(6)
Amount at end of year	688	700	656
Land and buildings [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	695	687	666
Amount at end of year	652	695	687
Mining Property, Wells and Related Equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	50,087	47,757	46,154
Increases	511	278	38
Decreases, reclassifications and other movements	2,503	2,052	1,565
Amount at end of year	53,101	50,087	47,757
Mining Property, Wells and Related Equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	42,294	40,216	37,897
Increases	2,692	2,123	2,468
Decreases, reclassifications and other movements	(92)	(45)	(149)
Amount at end of year	44,894	42,294	40,216
Mining Property, Wells and Related Equipment [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	7,793	7,541	8,257
Amount at end of year	8,207	7,793	7,541
Refinery equipment and petrochemical plants [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	8,677	8,327	8,128
Increases	99	69	51
Decreases, reclassifications and other movements	135	281	148
Amount at end of year	8,911	8,677	8,327
Refinery equipment and petrochemical plants [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	5,494	5,121	4,766
Increases	364	374	356
Decreases, reclassifications and other movements	0	(1)	(1)
Amount at end of year	5,858	5,494	5,121
Refinery equipment and petrochemical plants [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	3,183	3,206	3,362
Amount at end of year	3,053	3,183	3,206
Transportation equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	528	490	455
Increases	6	9	6
Translation effect	(55)	(23)	(7)
Adjustment for inflation	33	31	17
Decreases, reclassifications and other movements	165	21	19
Amount at end of year	677	528	490
Transportation equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	359	337	318
Increases	30	25	22
Translation effect	(36)	(15)	(5)
Adjustment for inflation	22	20	11
Decreases, reclassifications and other movements	(5)	(8)	(9)
Amount at end of year	370	359	337
Transportation equipment [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	169	153	137
Amount at end of year	307	169	153
Materials and equipment in warehouse [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	1,195	1,058	1,068
Increases	1,282	944	618
Translation effect	(19)	(9)	(3)
Adjustment for inflation	11	12	7
Decreases, reclassifications and other movements	(1,030)	(810)	(632)
Amount at end of year	1,439	1,195	1,058
Materials and equipment in warehouse [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	1,195	1,058	1,068
Amount at end of year	1,439	1,195	1,058
Drilling and work in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	3,880	2,819	2,663
Increases	4,161	3,080	1,913
Translation effect	(46)	(28)	(22)
Adjustment for inflation	27	36	50
Decreases, reclassifications and other movements	(2,357)	(2,027)	(1,785)
Amount at end of year	5,665	3,880	2,819
Drilling and work in progress [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	3,880	2,819	2,663
Amount at end of year	5,665	3,880	2,819
Exploratory Drilling in Progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	38	42	47
Increases	119	43	22
Decreases, reclassifications and other movements	(26)	(47)	(27)
Amount at end of year	131	38	42
Exploratory Drilling in Progress [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	38	42	47
Amount at end of year	131	38	42
Furniture, fixtures and installations [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	832	807	748
Increases	4	1	1
Translation effect	(30)	(14)	(5)
Adjustment for inflation	18	18	10
Decreases, reclassifications and other movements	45	20	53
Amount at end of year	869	832	807
Furniture, fixtures and installations [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	761	701	641
Increases	36	56	55
Translation effect	(27)	(12)	(4)
Adjustment for inflation	16	16	9
Amount at end of year	786	761	701
Furniture, fixtures and installations [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	71	106	107
Amount at end of year	83	71	106
Selling equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	1,343	1,319	1,265
Decreases, reclassifications and other movements	39	24	54
Amount at end of year	1,382	1,343	1,319
Selling equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	925	869	802
Increases	64	67	67
Decreases, reclassifications and other movements	(8)	(11)
Amount at end of year	981	925	869
Selling equipment [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	418	450	463
Amount at end of year	401	418	450
Infrastructure for Natural Gas Distribution [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	1,159	995	763
Translation effect	(904)	(418)	(138)
Adjustment for inflation	537	547	318
Decreases, reclassifications and other movements	18	35	52
Amount at end of year	810	1,159	995
Infrastructure for Natural Gas Distribution [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	586	509	400
Increases	10	19	19
Translation effect	(455)	(213)	(72)
Adjustment for inflation	270	279	167
Decreases, reclassifications and other movements		(8)	(5)
Amount at end of year	411	586	509
Infrastructure for Natural Gas Distribution [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	573	486	363
Amount at end of year	399	573	486
Other Property [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	930	863	773
Increases	8	34	10
Translation effect	(223)	(104)	(29)
Adjustment for inflation	131	134	65
Decreases, reclassifications and other movements	(3)	3	44
Amount at end of year	843	930	863
Other Property [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	684	634	581
Increases	28	31	28
Translation effect	(150)	(67)	(22)
Adjustment for inflation	88	86	49
Decreases, reclassifications and other movements	(2)		(2)
Amount at end of year	648	684	634
Other Property [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	246	229	192
Amount at end of year	$ 195	$ 246	$ 229